Share Capital (Details) - CNY (¥) ¥ in Thousands, shares in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
As at 31 December	¥ 10,823,814		¥ 10,823,814
Ordinary A shares listed in PRC [member]
Disclosure of classes of share capital [line items]
As at 31 December	7,328,814	7,328,814	7,328,814
As at 31 December	¥ 7,328,814	¥ 7,328,814	¥ 7,328,814
Foreign invested H shares listed overseas [member]
Disclosure of classes of share capital [line items]
As at 31 December	3,495,000	3,495,000	3,495,000
As at 31 December	¥ 10,823,814	¥ 3,495,000	¥ 3,495,000
Total [member]
Disclosure of classes of share capital [line items]
As at 31 December	10,823,814	10,823,814	10,823,814
As at 31 December	¥ 3,495,000	¥ 10,823,814	¥ 10,823,814